INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits and losses for the year	$ 38,800	¥ 270,115	¥ (199,452)	¥ 8,151
Aggregate carrying amount of the Group's investments in joint ventures	$ 486,308		3,393,349	6,007,624	¥ 3,385,582
Material contingent liabilities relating to the Group's interests in the joint ventures and the joint ventures themselves			0		0
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits and losses for the year		270,115	(199,452)
Aggregate carrying amount of the Group's investments in joint ventures			3,393,349	¥ 6,007,624	3,385,582
Aggregated individually immaterial joint ventures
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits and losses for the year		91,250	(340,145)
Share of the joint ventures' total comprehensive income		¥ 91,250	(340,145)
Aggregate carrying amount of the Group's investments in joint ventures			¥ 1,858,386		¥ 1,870,538